SCHEDULE OF INFORMATION ABOUT INCOME TAX EXPENSES (Details) - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Notes and other explanatory information [abstract]
PRC Income Tax Expense	$ 2	$ 6
Total income tax expense	$ 2	$ 6